Finance Lease Receivables	12 Months Ended
Mar. 31, 2026
Disclosure of Finance Lease Receivables [Abstract]
Finance Lease Receivables [Text Block]

6. Finance Lease Receivables

GreenPower's wholly owned subsidiaries San Joaquin Valley Equipment Leasing Inc. ("SJVEL") and 0939181 BC Ltd. lease vehicles to several customers, and as at March 31, 2026 the Company had a total of 3 (2025 - 3) vehicles on lease that were determined to be finance leases, and the Company had a total of nil (2025 - 3) vehicles on lease that were determined to be operating leases.

During the year ended March 31, 2026, the Company did not repossess any vehicles. During the year ended March 31, 2025, GreenPower repossessed 6 vehicles due to non-payment under the leases, and GreenPower cancelled the leases for these vehicles. For the year ended March 31, 2026, selling profit on finance leases was $nil (2025 - $68,296, 2024 - $ 53,924).

The following table illustrates Finance Lease Receivables as at March 31, 2026 and as at March 31, 2025:

	March 31, 2026	March 31, 2025
Finance lease receivable, beginning of year	$136,928	$1,158,384
Investment derecognized	-	(971,226)
Lease payments received	(53,283)	(53,764)
Interest income recognized+	8,282	3,534
Finance lease receivable, end of year	$91,927	$136,928
Current portion of Finance Lease Receivable	$57,982	$45,473
Long Term Portion of Finance Lease Receivable	$33,945	$91,455

Payments to be received on Finance Lease Receivables (undiscounted):

March 31, 2026
Year 1	$57,982
Year 2	$37,200
Year 3	$27,902
less: amount representing interest income	$(31,157)
Finance Lease Receivable	$91,927
Current Portion of Finance Lease Receivable	$57,982
Long Term Portion of Finance Lease Receivable	$33,945

During the year ended March 31, 2025, the Company repossessed 5 EV 250s under finance leases and one EV 350 on an operating lease due to the lessee's default under the leases. The carrying value of finance lease receivables for the 5 EV 250's that were repossessed during the year ended March 31, 2025 was $971,226, and this finance lease receivable was de-recognized and the vehicles were recorded in inventory. The carrying value of the EV 350 was $200,938 and was included in property, plant and equipment. During the year ended March 31, 2026 the Company recognized an impairment of $nil on finance lease receivables (2025 - $nil, 2024 - $423,267).